Segmented Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmented Information

23. Segmented Information
The Company’s reportable segments are assessed regularly for performance by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker ("CODM"). An operating segment is defined as a component of the company that has current mine production or anticipated future mine production. The Company has concluded that it has two operating segments: the Florida Canyon mine and the advanced stage DeLamar Project. Other business activities, including those related to the corporate office, that are not reportable are combined and presented as "all other" to reconcile with the Company's consolidated results. Segment performance is evaluated using a number of measures. Operating mines are assessed based on mine operating earnings, while both mines and projects are evaluated based on capital expenditures.
Segments and their performance measures are listed below:

For the year ended December 31, 2025
Segment	Revenue	Production costs, royalties, and excise taxes	Depreciation	Mine operating earnings	Capital expenditures(1)
Florida Canyon	$243,926	$135,260	$14,119	$94,547	$57,961
DeLamar	—	—	—	—	602
All other	—	—	—	—	529
	$243,926	$135,260	$14,119	$94,547	$59,092
(1)Includes payments for mineral properties, plant and equipment, and equipment leases.

For the year ended December 31, 2024
Segment	Revenue	Production costs, royalties, and excise taxes	Depreciation	Mine operating earnings	Capital expenditures(1)
Florida Canyon	$30,350	$23,117	$1,859	$5,374	$2,301
DeLamar	—	—	—	—	705
All other	—	—	—	—	324
	$30,350	$23,117	$1,859	$5,374	$3,330
(1)Includes payments for mineral properties, plant and equipment.

	December 31, 2025	December 31, 2024
Segment	Assets	Assets
Florida Canyon	$232,155	$145,433
DeLamar	39,543	35,972
All other	39,526	55,679
	$311,224	$237,084